Exhibit 99.1

World Omni Auto Receivables Trust 2025-D
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	589,650,006.68	25,608
Yield Supplement Overcollateralization Amount 08/31/26	36,065,535.50	0
Receivables Balance 08/31/26	625,715,542.18	25,608
Principal Payments	25,730,258.70	650
Defaulted Receivables	1,215,447.68	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	34,163,659.89	0
Pool Balance at 09/30/26	564,606,175.91	24,915

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.93%
Prepayment ABS Speed	1.77%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	9,429,931.08	342
Past Due 61-90 days	3,046,953.47	104
Past Due 91-120 days	1,112,114.28	34
Past Due 121+ days	0.00	0
Total	13,588,998.83	480

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	795,810.14
Aggregate Net Losses/(Gains) - September 2026	419,637.54
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.80%
Prior Net Losses/(Gains) Ratio	1.16%
Second Prior Net Losses/(Gains) Ratio	0.75%
Third Prior Net Losses/(Gains) Ratio	1.14%
Four Month Average	0.96%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	5,081,455.58
Actual Overcollateralization	5,081,455.58
Weighted Average Contract Rate	6.22%
Weighted Average Contract Rate, Yield Adjusted	9.25%
Weighted Average Remaining Term	52.14

Flow of Funds	$ Amount
Collections	29,713,033.24
Investment Earnings on Cash Accounts	19,484.35
Servicing Fee	(521,429.62)
Transfer to Collection Account	-
Available Funds	29,211,087.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,791,388.98
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	5,946,980.71
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,455.58
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,450,901.03

Total Distributions of Available Funds	29,211,087.97

Servicing Fee	521,429.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	584,343,156.62
Principal Paid	24,818,436.29
Note Balance @ 10/15/26	559,524,720.33

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	78,486,171.06
Principal Paid	11,460,742.87
Note Balance @ 10/15/26	67,025,428.19
Note Factor @ 10/15/26	46.2244332%

Class A-2b
Note Balance @ 09/15/26	91,476,985.56
Principal Paid	13,357,693.42
Note Balance @ 10/15/26	78,119,292.14
Note Factor @ 10/15/26	46.2244332%

Class A-3
Note Balance @ 09/15/26	314,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	314,000,000.00
Note Factor @ 10/15/26	100.0000000%

Class A-4
Note Balance @ 09/15/26	59,060,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	59,060,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	27,530,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	27,530,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	13,790,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	13,790,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,941,750.65
Total Principal Paid	24,818,436.29
Total Paid	26,760,186.94

Class A-1
Coupon	4.04100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.91000%
Interest Paid	255,734.11
Principal Paid	11,460,742.87
Total Paid to A-2a Holders	11,716,476.98

Class A-2b
SOFR Rate	3.64850%
Coupon	3.95850%
Interest Paid	301,759.71
Principal Paid	13,357,693.42
Total Paid to A-2b Holders	13,659,453.13

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1143216
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.0241472
Total Distribution Amount	29.1384688

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.7636835
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	79.0396060
Total A-2a Distribution Amount	80.8032895

A-2b Interest Distribution Amount	1.7855604
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	79.0396060
Total A-2b Distribution Amount	80.8251664

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	239.62
Noteholders' Third Priority Principal Distributable Amount	555.64
Noteholders' Principal Distributable Amount	204.74

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	2,295,965.66
Investment Earnings	6,931.68
Investment Earnings Paid	(6,931.68)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66